Accounting Principles Applied in the Preparation of the Consolidated Financial Statements - Summary of Geographical Analysis of Operating Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Geographical Areas [Line Items]
Total operating expenses	$ 79,718	$ 107,111	$ 77,169
Switzerland [Member]
Disclosure Of Geographical Areas [Line Items]
Total operating expenses	77,476	102,492	73,050
USA [Member]
Disclosure Of Geographical Areas [Line Items]
Total operating expenses	$ 2,242	$ 4,619	$ 4,119